Loans and borrowings (Details) - COP ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Loans and borrowings
Borrowings	$ 104,918	$ 109,200
Current	11,063	10,080
Non-current	$ 93,855	$ 99,120
Closing balance exchange rate	3,440.83	3,757.08
Local currency
Loans and borrowings
Borrowings	$ 12,440	$ 12,002
Foreign currency
Loans and borrowings
Borrowings	$ 92,478	$ 97,198
Bonds | Local currency
Loans and borrowings
Borrowings, interest rate	6.80%	6.20%
Borrowings	$ 5,027	$ 4,985
Bonds | Foreign currency
Loans and borrowings
Borrowings, interest rate	7.50%	7.60%
Borrowings	$ 74,275	$ 79,222
Commercial and syndicated loans | Local currency
Loans and borrowings
Borrowings, interest rate	9.50%	7.30%
Borrowings	$ 6,585	$ 6,199
Commercial and syndicated loans | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.40%	6.50%
Borrowings	$ 16,916	$ 16,670
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.00%	6.00%
Borrowings	$ 668	$ 728
Lease liabilities | Local currency
Loans and borrowings
Borrowings, interest rate	7.00%	8.80%
Borrowings	$ 828	$ 818
Lease liabilities | Foreign currency
Loans and borrowings
Borrowings, interest rate	7.00%	6.60%
Borrowings	$ 619	$ 578